Remittance Dates:
March 24, 2020 through April 22, 2020

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2019 through June 28, 2020
		Remittance Dates:	March 24, 2020 through April 22, 2020

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00327	per kWh	$ 1,405,740.83	$ 1,398,872.40
2	Small General Service	$0.00396	per kWh	$ 94,236.33	$ 94,101.01
3	General Service	$0.00255	per kWh	$ 767,628.02	$ 767,158.25
4	Large General Service	$0.00150	per kWh	$ 179,041.87	$ 179,016.28
5	Large Industrial Power Service	$0.09011	per kW	$ 104,958.03	$ 104,952.36
6	Interruptible Service	$0.02316	per kW	$ 3,233.69	$ 3,233.69
7	Economic As-Available Service	$0.00000	per kWh	$ -	$ -
8	Standby and Maintenance Service	$0.01763	per kW	$ 6,483.59	$ 6,483.59
9	Street and Outdoor Lighting	$0.01276	per kWh	$ 115,100.98	$ 113,893.78
10	Total			$ 2,676,423.34	$ 2,667,711.36

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,667,711.36
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,667,711.36

j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 24th day of April, 2020.

ENTERGY TEXAS, INC., as Servicer
By /s/ Kevin J. Marino
Name: Kevin J. Marino Title: Assistant Treasurer

Remittance Dates:
April 23, 2020 through May 22, 2020

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2019 through June 28, 2020
		Remittance Dates:	April 23, 2020 through May 22, 2020

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00327	per kWh	$ 1,311,199.33	$ 1,305,385.26
2	Small General Service	$0.00396	per kWh	$ 83,014.14	$ 82,900.95
3	General Service	$0.00255	per kWh	$ 507,878.23	$ 507,459.20
4	Large General Service	$0.00150	per kWh	$ 170,833.47	$ 170,807.20
5	Large Industrial Power Service	$0.09011	per kW	$ 107,221.79	$ 107,215.90
6	Interruptible Service	$0.02316	per kW	$ 3,321.89	$ 3,321.89
7	Economic As-Available Service	$0.00000	per kWh	$ -	$ -
8	Standby and Maintenance Service	$0.01763	per kW	$ 7,584.08	$ 7,584.08
9	Street and Outdoor Lighting	$0.01276	per kWh	$ 95,807.43	$ 95,139.43
10	Total			$ 2,286,860.36	$ 2,279,813.91

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,279,813.91
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,279,813.91

j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of May, 2020.

ENTERGY TEXAS, INC., as Servicer
By /s/ Kevin J. Marino
Name: Kevin J. Marino Title: Assistant Treasurer

Remittance Dates:
May 26, 2020 through June 22, 2020

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2019 through June 28, 2020
		Remittance Dates:	May 26, 2020 through June 22, 2020

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00327	per kWh	$ 1,400,897.34	$ 1,394,712.37
2	Small General Service	$0.00396	per kWh	$ 82,751.45	$ 82,638.83
3	General Service	$0.00255	per kWh	$ 462,625.68	$ 462,240.76
4	Large General Service	$0.00150	per kWh	$ 151,122.69	$ 151,099.42
5	Large Industrial Power Service	$0.09011	per kW	$ 103,029.47	$ 103,023.80
6	Interruptible Service	$0.02316	per kW	$ 3,247.26	$ 3,247.26
7	Economic As-Available Service	$0.00000	per kWh	$ -	$ -
8	Standby and Maintenance Service	$0.01763	per kW	$ 6,129.34	$ 6,129.34
9	Street and Outdoor Lighting	$0.01276	per kWh	$ 95,672.49	$ 95,014.87
10	Total			$ 2,305,475.72	$ 2,298,106.65

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,298,106.65
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,298,106.65

j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of June, 2020.

ENTERGY TEXAS, INC., as Servicer
By /s/ Kevin J. Marino
Name: Kevin J. Marino Title: Assistant Treasurer

Remittance Dates:
June 23, 2020 through July 22, 2020

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2019 through June 28, 2020
		Remittance Dates:	June 23, 2020 through July 22, 2020

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00327	per kWh	$ 1,884,766.62	$ 1,876,445.36
2	Small General Service	$0.00396	per kWh	$ 104,315.49	$ 104,173.56
3	General Service	$0.00255	per kWh	$ 842,259.77	$ 841,559.02
4	Large General Service	$0.00150	per kWh	$ 174,814.29	$ 174,787.34
5	Large Industrial Power Service	$0.09011	per kW	$ 104,859.74	$ 104,853.98
6	Interruptible Service	$0.02316	per kW	$ 3,438.64	$ 3,438.64
7	Economic As-Available Service	$0.00000	per kWh	$ -	$ -
8	Standby and Maintenance Service	$0.01763	per kW	$ 6,033.41	$ 6,033.41
9	Street and Outdoor Lighting	$0.01276	per kWh	$ 119,298.14	$ 118,478.09
10	Total			$ 3,239,786.10	$ 3,229,769.40

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,229,769.40
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,229,769.40

j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th fay of July 2020.

ENTERGY TEXAS, INC., as Servicer
By /s/ Kevin J. Marino
Name: Kevin J. Marino
Title: Assistant Treasurer

Remittance Dates:
July 23, 2020 through August 24, 2020

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2019 through June 28, 2020
		Remittance Dates:	July 23, 2020 through August 24, 2020

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00327	per kWh	$ 2,434,377.49	$ 2,423,629.71
2	Small General Service	$0.00396	per kWh	$ 183,715.56	$ 183,465.53
3	General Service	$0.00255	per kWh	$ 866,707.53	$ 865,986.43
4	Large General Service	$0.00150	per kWh	$ 196,547.91	$ 196,517.65
5	Large Industrial Power Service	$0.09011	per kW	$ 100,147.67	$ 100,142.15
6	Interruptible Service	$0.02316	per kW	$ 1,677.30	$ 1,677.30
7	Economic As-Available Service	$0.00000	per kWh	$ -	$ -
8	Standby and Maintenance Service	$0.01763	per kW	$ 6,560.34	$ 6,560.34
9	Street and Outdoor Lighting	$0.01276	per kWh	$ 119,044.85	$ 118,226.54
10	Total			$ 3,908,778.65	$ 3,896,205.65

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,896,205.65
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,896,205.65

j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of August, 2020.

ENTERGY TEXAS, INC., as Servicer
By /s/ Kevin J. Marino
Name: Kevin J. Marino
Title: Assistant Treasurer

Remittance Dates:
August 24, 2020 through September 21, 2020

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2019 through June 28, 2020
		Remittance Dates:	August 24, 2020 through September 21, 2020

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00327	per kWh	$ 2,480,427.79	$ 2,469,476.70
2	Small General Service	$0.00396	per kWh	$ 172,467.21	$ 172,232.49
3	General Service	$0.00255	per kWh	$ 841,584.87	$ 840,884.70
4	Large General Service	$0.00150	per kWh	$ 200,887.86	$ 200,856.93
5	Large Industrial Power Service	$0.09011	per kW	$ 98,882.23	$ 98,876.79
6	Interruptible Service	$0.02316	per kW	$ 5,919.17	$ 5,919.17
7	Economic As-Available Service	$0.00000	per kWh	$ -	$ -
8	Standby and Maintenance Service	$0.01763	per kW	$ 5,626.69	$ 5,626.69
9	Street and Outdoor Lighting	$0.01276	per kWh	$ 120,071.47	$ 119,246.11
10	Total			$ 3,925,867.29	$ 3,913,119.58

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,913,119.58
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,913,119.58

j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of September, 2020.

ENTERGY TEXAS, INC., as Servicer
By /s/ Kevin J. Marino
Name: Kevin J. Marino
Title: Assistant Treasurer